CONCENTRATIONS OF RISK (Tables)	3 Months Ended
Mar. 31, 2013
Revenue | Customer concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues
Customers accounting for more than 10% of total revenues were as follows:

	Three months ended March 31,
	2013	2012
Revenue:
Customer A	23%	16%
Customer B	20%	31%
Customer C	*	18%
__________
* Customer did not exceed 10%.

Accounts receivable | Credit concentration
CONCENTRATIONS OF RISK
Schedule of customers accounting for more than 10% of total revenues
Customers accounting for more than 10% of total accounts receivable were as follows:

	March 31,	December 31,
	2013	2012
Accounts receivable:
Customer A	25%	24%
Customer B	30%	38%
Customer C	*	*
__________
* Customer did not exceed 10%.